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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                       London, England     November 13, 2009
-------------------------------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total:     $181,634
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
     --------------      -------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                     VOTING AUTHORITY
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
     --------------      -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -----
APPLE INC                      COM      037833100      482     2,600 SH           SOLE                2,600
ATP OIL & GAS CORP             COM      00208J108    2,032   113,600 SH           SOLE              113,600
CARRIZO OIL & CO INC           COM      144577103    1,710    69,940 SH           SOLE               69,940
CISCO SYSTEMS                  COM      17275R102      705    30,000 SH           SOLE               30,000
COLGATE PALMOLIVE CO           COM      194162103   24,227   317,600 SH           SOLE              317,600
COMPTON PETE CORP              COM      204940100    3,416 2,475,000 SH           SOLE            2,475,000
DR PEPPER SNAPPLE GROUP
   INC                         COM      26138E109      863    30,000 SH           SOLE               30,000
GMX RES INC                    COM      38011M108    1,331    84,780 SH           SOLE               84,780
HARTFORD FINL SVCS GROUP
   INC                         COM      416515104   16,351   617,000 SH           SOLE              617,000
KIMBERLY CLARK CORP            COM      494368103   20,207   342,600 SH           SOLE              342,600
LEGG MASON INC                 COM      524901105   37,271 1,201,500 SH           SOLE            1,201,500
MICROSOFT CORP                 COM      594918104   25,748   997,580 SH           SOLE              997,580
NILE THERAPEUTICS INC          COM      654145101    2,787 1,741,690 SH           SOLE            1,741,690
SUNCOR ENERGY INC NEW          COM      867224107   40,841 1,092,000 SH           SOLE               20,000
TESCO CORP                     COM      88157K101      652    81,800 SH           SOLE               81,800
VIRGIN MEDIA INC               COM      92769L101      905    65,000 SH           SOLE               65,000
ALCON INC                    COM SHS    H01301102      153     1,100 SH         DEFINED     01        1,100
AMERICAN WTR WKS CO INC
   NEW                         COM      030420103      159     8,000 SH         DEFINED     01        8,000
CISCO SYSTEMS                  COM      17275R102      235    10,000 SH         DEFINED     01       10,000
DEVON ENERGY CORP NEW          COM      25179M103      135     2,000 SH         DEFINED     01        2,000
EBAY INC                       COM      278642103      236    10,000 SH         DEFINED     01       10,000
ISHARES INC                MSCI BRAZIL  464286400      135     2,000 PRN        DEFINED     01                     2,000
KIMBERLY CLARK CORP            COM      494368103      177     3,000 SH         DEFINED     01        3,000
LEGG MASON INC                 COM      524901105      186     6,000 SH         DEFINED     01        6,000

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
MICROSOFT CORP                 COM      594918104      232     9,000 SH         DEFINED     01        9,000
THERMO FISHER SCIENTIFIC
   INC                         COM      883556102      148     3,400 SH         DEFINED     01        3,400
TRANSOCEAN LTD               REG SHS    H8817H100      171     2,000 SH         DEFINED     01        2,000
VIRGIN MEDIA INC               COM      92769L101      139    10,000 SH         DEFINED     01       10,000